Guggenheim High Yield Fund Expense Example, No Redemption - A C Inst P Shares [Member] - Guggenheim High Yield Fund - Class C	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	$ 2,264